Segment Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer1 [Member]
Segment Information (Details) [Line Items]
The percentage of revenue of customers	33.40%	41.10%	21.10%
Customer2 [Member]
Segment Information (Details) [Line Items]
The percentage of revenue of customers	19.40%	31.20%	10.30%
Customer3 [Member]
Segment Information (Details) [Line Items]
The percentage of revenue of customers	18.90%	15.60%